COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)							6 Months Ended
	Jun. 12, 2025	Dec. 16, 2024	Apr. 28, 2024	Apr. 18, 2024	May 14, 2022	Dec. 16, 2021	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Agreement payable					$ 30,000
Lessee operating lease description	the Company leased a land use right from Gushan Investment Co., Ltd. in Jiangyin for the construction of an intelligent kitchen manufacturing facility. The lease term is from June 15, 2025 to June 15, 2028. The Company recognized this lease as an operating lease and recognized a right-of-use asset and a lease liability. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Lease payments incurred during the construction period are capitalized as part of construction in progress.
Lease expense							$ 43,374	$ 30,431
Mr. Huang Feng [Member]
Loss Contingencies [Line Items]
Employment agreement term						3 years
Agreement payable		$ 30,000
Mr. Xia Liang [Member]
Loss Contingencies [Line Items]
Employment agreement term				3 years
Agreement payable			$ 30,000
Mr. WuJianhua [Member]
Loss Contingencies [Line Items]
Employment agreement term		3 years
Agreement payable		$ 30,000
Minimum [Member]
Loss Contingencies [Line Items]
Warrants outstanding term							1 year
Maximum [Member]
Loss Contingencies [Line Items]
Warrants outstanding term							5 years